CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	(244,096,689)	254,714	(139,688,762)
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	$ (243,977,965)	$ 369,676	$ (139,770,023)